NONCONTROLLING INTEREST (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Abstract]
Noncontrolling interest at Beginning	$ (585,394)
Net loss attributable to noncontrolling interest	(69,390)	(585,360)
Foreign currency translation adjustment attributable to noncontrolling interest	160	(34)
Noncontrolling interest at end	$ (654,624)	$ (585,394)